Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure Of Contingencies [Abstract]
Contingencies

24. Commitments
Florida Canyon Mine Royalty
The production from Florida Canyon mine is subject to two royalties, the first is a 2.5% net smelter returns royalty (“NSR")
with Top Hat Partnership, and the second is a 3.25% NSR with a subsidiary of Triple Flag Precious Metals Corp. ("Triple
Flag")
DeLamar Project Royalty
Future production from the DeLamar project is subject to a 2.5% NSR payable to Triple Flag. The NSR will be reduced to
1.0% once Triple Flag has received a total cumulative royalty payment of CA$10.0 million ($7.4 million). Other NSRs ranging from 2.0% to 5.0% are also payable to third-party landholders on certain claims.
In 2024, Integra Resources Corp. entered into a binding agreement with Wheaton Precious Metals (Cayman) Co., a wholly-
owned subsidiary of Wheaton Precious Metals Corp. (“Wheaton”), pursuant to which Wheaton acquired a 1.5% NSR on metal production from all claims of the DeLamar Project (comprised of the DeLamar and Florida Mountain Deposits) for an
aggregate cash purchase price of $9.75 million, to be paid in two installments. The first installment of $4.875 million was received by Integra on March 7, 2024 upon closing of the transaction. The second installment of $4.875 million was received on July 8, 2024.
Nevada North Project Royalty
Future production from the Wildcat property and gold production from the Mountain View property is subject to a 0.5% NSR payable to Franco-Nevada Corp. Certain claims on the property are also subject to a 1.0% NSR to Franco- Nevada and a 1.5%
NSR to Triple Flag. Other NSRs ranging from 0.05% to 1.5% are also payable to third-party landholders on certain claims.

25. Contingencies
The following is a summary of the contingent matters and obligations relating to the Company as at December 31, 2025.
General
The Company is subject to various investigations, claims and legal and tax proceedings covering matters that arise in the ordinary course of business activities. These matters are inherently uncertain, and there is a potential for some of them to be resolved unfavorably for the Company. As of the date of the financial statements, specific conditions may be present that could lead to a financial loss for the Company.
It is management's opinion that none of these matters are anticipated to have a material impact on the Company's results of operations or financial condition.
Legal Proceedings
Alio Gold Inc (“Alio”), a subsidiary of the Company since November 8, 2024, received a Notice of Civil Claim in May 2019 from a former shareholder of Rye Patch Gold Corp (“Rye Patch”) whose shares were acquired by Alio. The plaintiff brought the claim in the Supreme Court of British Columbia (“the Court”) pursuant to the Class Proceedings Act and is seeking damages against Alio for alleged misrepresentations with respect to anticipated gold production during the year ended
December 31, 2018. In March 2021, the Court dismissed, in its entirety, the plaintiff’s application to certify the action as a class proceeding. In April 2021, the Company received notice that the plaintiff is pursuing an appeal of the court’s decision to dismiss the plaintiff’s certification application.
The appeal was argued in the Court of Appeal in January 2022 and in March 2022 the Court of Appeal released its decision allowing the appeal but remitting the matter of certification to the trial court for further consideration. On July 28, 2023, the
Court certified a class proceeding against Alio. Pursuant to the Court’s decision, the class members in the class proceeding include all individuals or entities whose Rye Patch shares were acquired by Alio in exchange for Alio common shares and cash as part of the plan of arrangement entered into between Alio and Rye Patch, but excludes all of those individuals or entities that sold their shares in Alio prior to August 10, 2018. The proceeding is currently before the British Columbia
Supreme Court on a summary trial application in regards to the certified common issues brought by the plaintiff. The summary trial application hearing took place between June and October 2025, and the Court’s decision has not yet been released.
The Company has reviewed the claim and is of the view that it is without merit. However, the outcome of the claim is not determinable at this time. Accordingly, the Company did not recognize any liability in connection with this claim upon the acquisition of Florida Canyon and has not recorded a liability as at December 31, 2025.